Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income taxes
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
Net profit (loss) as reported in the statements of operations	(35)	(190)	(252)
Statutory tax rate	23.0%	24.0%	25%
Income Tax under statutory tax rate	(8)	(46)	(63)

Less full valuation allowance	8	46	63

Actual income tax	-	-	-